Stock-based Compensation (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of stock-based compensation expense
Total stock-based compensation expense	$ 274,000	$ 237,000	$ 857,000	$ 2,640,000	$ 2,899,950	$ 992,541
Stock option compensation expense for employees and directors [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	277,000	225,000	833,000	2,303,000	2,607,210	833,713
Restricted stock expense [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	0	12,000	0	48,000	48,000	72,000
Equity awards for nonemployees issued for services [Member]
Summary of stock-based compensation expense
Total stock-based compensation expense	$ (3,000)	$ 0	$ 24,000	$ 289,000	$ 244,740	$ 86,828